Financial instruments - Schedule of Increase (Decrease) in Fair Value Due to MTM and Foreign Exchange (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Increase (decrease) in fair value of investments	$ 1,743	$ (14,788)
Forsee Power
Disclosure of financial assets [line items]
Increase (decrease) in fair value of investments	(559)	(12,699)
Wisdom Motor
Disclosure of financial assets [line items]
Increase (decrease) in fair value of investments	(1,900)	(2,200)
Quantron AG
Disclosure of financial assets [line items]
Increase (decrease) in fair value of investments	0	(4,401)
HyCap Fund
Disclosure of financial assets [line items]
Increase (decrease) in fair value of investments	1,960	5,084
CleanH2 Fund
Disclosure of financial assets [line items]
Increase (decrease) in fair value of investments	2,465	(360)
Templewater
Disclosure of financial assets [line items]
Increase (decrease) in fair value of investments	$ (223)	$ (212)